Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Computer equipment and software	$ 926	$ 263
Less accumulated depreciation	(302)	(88)
Property and equipment, net	$ 624	$ 175